Accrued Liabilities (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Reserve for standby letter of credit		$ 750,000
Legal		131,203
Accrued salaries and wages	170,483	128,215	34,934
Aircraft maintenance reserves	96,336	110,000
Accrued paid time off	103,051	57,352
Board of Director's fees		34,833
Other	263,733	102,367	1,074
Total	$ 633,603	$ 1,313,970	$ 36,008